Formation of Business of the Company (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	53 Months Ended
	Jan. 23, 2014	Jan. 31, 2015 item	Dec. 31, 2014 item	Jan. 23, 2014
Other Disclosures
Number of wholly owned subsidiaries		1	1
Proceeds from the sale of equity securities and convertible debt securities		$ 9.6
Thompson Designs, Inc. common stock assumed in conjunction with Share Exchange (in shares)	7,025,000
Ownership interest held by BPX Stockholders	77.80%			77.80%
BPX
Other Disclosures
Ownership interest acquired in exchange	100.00%			100.00%